Stock-Based Incentive Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Incentive Plans (Textual) [Abstract]
Stock-based incentive plans, options expiry term	10 years
Number of stock award Issued	588,136	0	176,250
Stock awards compensation granted	232,647	242,500	763,994
Options expiry duration after the date of grant	61 months	78 months	111 months
Stock option outstanding	1,785,157	2,828,077	2,728,139	2,199,611
Total compensation expense recognized on stock award	$ 1,315,000	$ 1,458,000	$ 2,612,000
Stock Based Incentive Plans (Additional Textual) [Abstract]
Weighted average fair value of options, granted	$ 1.52	$ 2.11	$ 2.75
Aggregate intrinsic value for options outstanding	132,000	0	284,000
Option exercised	0	0	0
Aggregate intrinsic value of options exercisable	0	0	0
Total unrecognized compensation cost related to options	923,000
Cost of the options recognized over a weighted average period	2 years 7 months 6 days
Granted Value	1,800,000	0	839,000
Total unrecognized compensation cost related to nonvested stock awards,	1,800,000
Cost of stock award recognized over a weighted average period	4 years 5 months 19 days
Weighted Average Exercise Price, Expired	$ 8.11	$ 11.39	$ 8.27
Stock options vested or expected to vest	1,725,894	2,599,466	2,584,682
Grant 1 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			3 years
Grant 2 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			5 years
Grant 3 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			2 years
Grant 5 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			4 years
Restricted Stock [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Total compensation expense recognized on stock award	$ 469,000
Restricted Stock [Member] | Maximum [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Number of Stock Awards allowed	761,101
Stock-based Incentive Plan 2010 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	4,900,000
Stock-based incentive plans, options expiry term	10 years
Company granted Option	232,647
Stock-based Incentive Plan 2010 [Member] | Restricted Stock [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock Award Granted	588,136
Stock-based Incentive Plan 2010 [Member] | Restricted Stock [Member] | Maximum [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Number of Stock Awards allowed	1,400,000
Stock Based Incentive Plan 2004 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	2,500,425
Number of additional share available for future issuance under stock award	328,174
Shares available for issuance as stock awards	9,495
Number of stock award Issued	0	0	220,534
Stock awards compensation granted	0	16,500	763,994
Options expiry duration after the date of grant		4 years
Stock option outstanding	1,411,150
Non vested restricted stock awards	263,611
Option granted under share based payment award, award vesting percentage	25.00%
Option granted under share based payment award, award vesting percentage remaining	75.00%
Option granted under share based payment award, award vesting percentage total	100.00%
Stock options, period before vesting starts		2 years
Stock Based Incentive Plan 2004 [Member] | Grant 1 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			503,300
Option granted under share based payment award, award vesting Description			There were 503,300 options granted under the 2004 Plan which vested 25% immediately and the remaining 75% evenly over three years
Stock Based Incentive Plan 2004 [Member] | Grant 2 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			94,657
Option granted under share based payment award, award vesting Description			94,657 options granted which vest evenly over five years,
Stock Based Incentive Plan 2004 [Member] | Grant 3 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			75,000
Option granted under share based payment award, award vesting Description			75,000 options granted that vest 100% two years after the date of grant
Stock Based Incentive Plan 2004 [Member] | Grant 4 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			47,037
Option granted under share based payment award, award vesting Description			47,037 options granted which vested immediately
Stock Based Incentive Plan 2004 [Member] | Grant 5 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			44,000
Option granted under share based payment award, award vesting Description			44,000 options granted which vest evenly over four years beginning two years after the date of grant
Advantage [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock option outstanding	136
Additional stock options granted	0
Community [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock option outstanding	0
Additional stock options granted	0
2010 Performance Plan [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	2,700,000
Company granted Option	0
Stock Award Granted	0
Exercise Price of shares	110.00%
Stock based incentive plan 2002 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	1,108,089
Stock option outstanding	0
Additional stock options granted	0
Nonqualified options expiration description	ten years and ten days after the date of grant, unless terminated earlier under the option terms
Qualified incentive options expiration description	10 years after the date of grant, unless terminated earlier under the option terms
Vesting provision for option granted to employee, description	The vesting provision of the 2002 Plan generally allows 20% of options granted to employees to vest six months after the date of grant, and 20% for each of the next four anniversaries of the grant, subject to employment and other conditions.
Period of option vesting percentage	10 years
Percentage of option to vest	20.00%
Stock Based Incentive Plan Two [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Percentage of option to vest	20.00%